Cover	12 Months Ended
Sep. 30, 2024 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--09-30
Entity File Number	333-274166
Entity Registrant Name	Globavend Holdings Limited
Entity Central Index Key	0001978527
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Office 1401
Entity Address, Address Line Two	Level 14
Entity Address, Address Line Three	197 St Georges Tce
Entity Address, City or Town	Perth
Entity Address, State or Province	WA
Entity Address, Country	AU
Entity Address, Postal Zip Code	6000
Title of 12(b) Security	Ordinary Shares, par value US$0.001 per share
Trading Symbol	GVH
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	14,931,123
Entity Listing, Par Value Per Share | $ / shares	$ 0.001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6413
Auditor Name	ZH CPA, LLC
Auditor Location	Denver, Colorado
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Office 1401
Entity Address, Address Line Two	Level 14
Entity Address, Address Line Three	197 St Georges Tce
Entity Address, City or Town	Perth
Entity Address, State or Province	WA
Entity Address, Country	AU
Entity Address, Postal Zip Code	6000
City Area Code	+ 61
Local Phone Number	08 6141 3263
Contact Personnel Name	Wai Yiu Yau
Contact Personnel Email Address	project@globavend.com